Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related parties
Schedule of compensation for key management personnel
	For the year ended December 31,
	2017	2016

Salaries and wages	17.4	16.7
Bonus	6.7	6.2
Share-based compensation and restricted share units plans	24.8	11.6

	48.9	34.5

Schedule of transactions with TAP
	For the year ended December 31,
	2017	2016

Aircraft sublease (i)	(8.5)	(126.0)
TAP Convertible Bonds (ii)	202.9	289.0

	194.4	163.0